Liquidity and impact of COVID-19	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity and impact of COVID-19
2. Liquidity and impact of COVID-19:

The COVID-19 pandemic has impacted the Company's business since March 2020 which led to temporary closure of production plants in Northern Italy in the first half of 2020. Since the second half of 2020, the Company's sales and customer demand have continued to recover and the Company's production plants have since remained open and have been in normal production operations during the full year of 2021. However, the COVID-19 related global supply chain disruptions and inflationary pressures with rising prices for natural gas and liquid petroleum gas are ongoing challenges.

The Company is closely monitoring and making efforts to mitigate the impact on the business from COVID-19 and the related global supply chain shortages of semiconductors, raw materials and other parts. Like other automotive manufacturers or suppliers, the Company sources components globally and has been impacted along with its customers by global supply chain disruptions. At this time, management does not see a material impact to its business; however, the situation not yet stabilized and could become material in case of a prolonged supply chain disruption that results in production delays or end-customer demand declines.

During the year, the Company raised $120,727 through equity offerings which strengthened the Company's liquidity position (Refer to note 18 in these consolidated financial statements for more details). Further, the Company restructured its existing non-revolving term facility and COVID-19 credit facility with Export Development Canada ("EDC") into a new 5-year $20,000 term loan. Besides these financing activities, the Company applies, when appropriate, for government wage-subsidy and other support programs in the countries where it operates. The Company has recorded $1,065 in the year ended December 31, 2021 ($6,093 in the year ended December 31, 2020), related to these programs.

On February 7, 2022, the Company agreed to sell 100% of its shares in Cummins Westport Inc. ("CWI") to Cummins Inc. for proceeds of approximately $22,200, along with its interest in the intellectual property of CWI for proceeds of $20,000 (Refer to note 7 in these consolidated financial statements for more details).

The Company believes that it has considered all possible impacts of known events arising from the COVID-19 pandemic in the preparation of the consolidated financial statements; however, changes in circumstances due to COVID-19 could impact management's judgments and estimates associated with the liquidity and impact of COVID-19 assessment and other critical accounting assessments.

The Company continues to sustain operating losses and negative cash flows from operating activities. As at December 31, 2021, the Company has cash and cash equivalents of $124,892 and during the year ended December 31, 2021, the Company used cash in operating activities of $43,793. The ability to continue as a going concern beyond March 2023 will depend on the Company's ability to generate sufficient positive cash flows from operations specifically through profitable, sustainable growth of Westport's HPDI 2.0™ fuel systems business, and on the Company's ability to finance its long term strategic objectives and operations. Westport’s HPDI™ fuel system is designed to directly inject a fuel into the combustion chamber of an internal combustion engine.